Schedule I Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 680,676	[1]
Fair value	694,269
Amount at which shown in the consolidated balance sheets	694,269
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	660,954	[1]
Fair value	674,562
Amount at which shown in the consolidated balance sheets	674,562
Fixed-maturity securities | U.S. government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	72,035	[1]
Fair value	73,223
Amount at which shown in the consolidated balance sheets	73,223
Fixed-maturity securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,112	[1]
Fair value	11,044
Amount at which shown in the consolidated balance sheets	11,044
Fixed-maturity securities | Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	505	[1]
Fair value	510
Amount at which shown in the consolidated balance sheets	510
Fixed-maturity securities | Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,467	[1]
Fair value	38,667
Amount at which shown in the consolidated balance sheets	38,667
Fixed-maturity securities | Corporate Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	406,982	[1]
Fair value	415,515
Amount at which shown in the consolidated balance sheets	415,515
Fixed-maturity securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	133,853	[1]
Fair value	135,603
Amount at which shown in the consolidated balance sheets	135,603
Equity Securities | Trading Securities Equity
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,383	[1]
Fair value	4,368
Amount at which shown in the consolidated balance sheets	4,368
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	15,339	[1]
Fair value	15,339
Amount at which shown in the consolidated balance sheets	15,339
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	275	[1]
Fair value	275
Amount at which shown in the consolidated balance sheets	275
Other Investments | Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	15,064	[1]
Fair value	15,064
Amount at which shown in the consolidated balance sheets	$ 15,064

[1]	Original cost of fixed-maturity securities reduced by repayments and adjusted for amortization of premiums or accrual discounts